Lease And Other Commitments And Contingencies (Tables)	12 Months Ended
Sep. 29, 2012
Schedule Of Future Minimum Payments For Capital And Operating Leases

Future minimum lease payments for capital leases and noncancellable operating leases with initial terms in excess of one year as of fiscal year-end 2012, are as follows:

	Capital Leases	Operating Leases
2013	$24	$46
2014	20	36
2015	22	32
2016	11	30
2017	4	26
Thereafter	6	119

	87	$289

Less: amount representing interest	(17)

Present value of net minimum lease payments	$70